Note 4 - Certain Balance Sheet Components - Summary of Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued compensation	$ 664	$ 574	$ 941
Accrued clinical and manufacturing expenses	173	190	617
Accrued professional and consulting services	644	594	51
Other liabilities, current portion	499	499	493
Total other accrued liabilities, current portion	$ 1,980	1,857	2,102
Other liabilities, noncurrent portion		0	0
Total current and noncurrent other accrued liabilities		$ 1,857	$ 2,102